JPMorgan SmartRetirement® 2035 Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 74.8%
Fixed Income — 26.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	22,523	220,497
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	81,024	557,448
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	392	2,234
JPMorgan High Yield Fund Class R6 Shares (a)	19,889	122,316
Total Fixed Income		902,495
International Equity — 8.4%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	379	10,545
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,362	80,099
JPMorgan International Equity Fund Class R6 Shares (a)	11,598	200,535
Total International Equity		291,179
U.S. Equity — 40.3%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	11,239	339,854
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	754	37,924
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,058	18,996
JPMorgan Small Cap Value Fund Class R6 Shares (a)	798	18,962
JPMorgan U.S. Equity Fund Class R6 Shares (a)	15,334	296,412
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	10,273	341,257
JPMorgan Value Advantage Fund Class R6 Shares (a)	9,826	338,209
Total U.S. Equity		1,391,614
Total Investment Companies (Cost $2,175,136)		2,585,288
Exchange-Traded Funds — 22.6%
Alternative Assets — 1.5%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	162	12,609
JPMorgan Realty Income ETF (a)	973	37,898
Total Alternative Assets		50,507
Fixed Income — 0.0% ^
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	39	1,722
International Equity — 14.8%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,981	68,398
JPMorgan International Research Enhanced Equity ETF (a)	8,158	443,535
Total International Equity		511,933
International Funds — 3.7%
JPMorgan Global Select Equity ETF * (a)	2,747	127,668
U.S. Equity — 2.6%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,173	88,331
Total Exchange-Traded Funds (Cost $777,620)		780,161
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 0.88%, 1/31/2024 (b) (Cost $5,205)	5,273	5,195

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (c) (Cost $81,246)	81,246	81,246
Total Investments — 99.8% (Cost $3,039,207)		3,451,890
Other Assets Less Liabilities — 0.2%		5,293
NET ASSETS — 100.0%		3,457,183

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	544	12/15/2023	USD	25,992	(922)
U.S. Treasury 10 Year Note	1,125	12/19/2023	USD	121,535	(2,257)
					(3,179)
Short Contracts
MSCI EAFE E-Mini Index	(338)	12/15/2023	USD	(34,505)	1,233
S&P 500 E-Mini Index	(80)	12/15/2023	USD	(17,307)	737
					1,970
					(1,209)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$780,161	$—	$—	$780,161
Investment Companies	2,585,288	—	—	2,585,288

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$5,195	$—	$5,195
Short-Term Investments
Investment Companies	81,246	—	—	81,246
Total Investments in Securities	$3,446,695	$5,195	$—	$3,451,890
Appreciation in Other Financial Instruments
Futures Contracts	$1,970	$—	$—	$1,970
Depreciation in Other Financial Instruments
Futures Contracts	(3,179)	—	—	(3,179)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,209)	$—	$—	$(1,209)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$73,959	$—	$1,830	$(223)	$(3,508)	$68,398	1,981	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	14,120	356	844	(33)	(990)	12,609	162	115	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	102,150	—	9,374	(306)	(4,139)	88,331	1,173	326	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	3,903	—	2,153	(350)	322	1,722	39	40	—
JPMorgan Core Bond Fund Class R6 Shares (a)	282,832	2,202	55,523	(6,512)	(2,502)	220,497	22,523	2,202	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	624,553	6,164	49,867	(8,585)	(14,817)	557,448	81,024	6,164	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,294	38	—	—	(98)	2,234	392	37	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	11,502	463	569	(53)	(798)	10,545	379	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	91,064	3,864	12,030	(481)	(2,318)	80,099	5,362	—	—
JPMorgan Global Select Equity ETF (a) *	—	127,541	—	—	127	127,668	2,747	—	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	409,862	—	59,565	7,333	(17,776)	339,854	11,239	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	94,320	35,650	6,622	(624)	(408)	122,316	19,889	2,071	—
JPMorgan International Equity Fund Class R6 Shares (a)	269,333	—	51,945	(7,728)	(9,125)	200,535	11,598	—	—
JPMorgan International Research Enhanced Equity ETF (a)	500,580	6,673	42,187	2,302	(23,833)	443,535	8,158	—	—
JPMorgan Realty Income ETF (a)	41,545	1,067	1,507	(197)	(3,010)	37,898	973	313	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	43,241	—	3,031	(106)	(2,180)	37,924	754	—	—

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	$22,675	$596	$2,551	$(1,212)	$(512)	$18,996	1,058	$—	$—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	21,658	144	2,055	(243)	(542)	18,962	798	144	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	386,072	972	80,749	22,294	(32,177)	296,412	15,334	972	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	90,443	91,027	100,224	—	—	81,246	81,246	1,053	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	386,004	1,132	36,149	2,350	(12,080)	341,257	10,273	1,133	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	404,970	—	58,082	4,497	(13,176)	338,209	9,826	—	—
Total	$3,877,080	$277,889	$576,857	$12,123	$(143,540)	$3,446,695		$14,570	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
*	Non-income producing security.